Commitments and contingencies (Detail Textuals) € in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2020 CAD ($)	Jan. 01, 2020	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Commitments And Contingencies [Line Items]
Unfinished product inventory				$ 218
Term of agreement	10 years
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement		1 year
Amount committed to pay under the agreement, per month	$ 7
Amount committed to pay under the agreement, per year	$ 85
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory				400
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €					€ 525
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory				$ 150
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement			7 years
Upfront payment			$ 100
Additional amount payable			$ 400